Summary of Significant Accounting Policies - Schedule of Exchanges Rates (Details) - USD [Member]	Oct. 04, 2023
Year-end spot rate [Member]
Schedule of Exchanges Rates [Line Items]
Exchange rate	1.0518
Average rate for the period [Member]
Schedule of Exchanges Rates [Line Items]
Exchange rate	1.0877